Commitments and Contingencies	12 Months Ended
Jan. 31, 2021
21. Commitments and Contingencies
(a)

In September 2019, the Company was served with a claim from Green Stream Botanicals Corp. for a finder’s fee in the amount of $600,000 in relation to non-brokered private placements totaling $15 million completed in May 2019. In July 2020, the Company settled this claim for $120,000. For the year ended January 31, 2021, the Company recorded a settlement of legal claim of $120,000 within the consolidated statements of comprehensive loss.

(b)

In November 2019, the Company’s former Chief Executive Officer filed an originating application with the Superior Court in the province of Quebec for damages stemming from a termination of employment. The former Chief Executive Officer is seeking payment of amounts totaling approximately $1 million, exercisability of his stock options until the original expiry dates, issuance of 600,000 stock options and an order that the Company not issue further common shares. The Company believes the claim is unfounded and intends to vigorously defend these claims. The Company has not accrued any amounts as of January 31, 2021 as management is not able to assess the likelihood and amount of payment.

(c)

In January 2020, an injunction was filed against the Company in the Superior Court of Quebec by Bio V Pharma Inc. (“BioV”) seeking provisional orders in respect of the premises sub-leased at 285 Kesmark Street and damages of approximately $395,000. In January 2021, this injunction was discontinued.

(d)

In September 2020, a judgement for a safeguard order was rendered against the Company in the Superior Court of Quebec by Olymbec Development Inc. (“Olymbec”) ordering the Company to pay the sum of $45,293, inclusive of GST and QST and representing monthly lease payment on the lease of 285-295 Kesmark Street from September 1, 2020 (September 2020 - paid), and to pay $67,939, representing 50% of the arrears lease due to Olymbec (paid). On November 5, 2020, this matter was settled and the proceedings discontinued.

(e)

The Company is a guarantor on the lease at 285-295 Kesmark Street in Quebec, Canada (Note 10), which was assigned together with the sale of Pivot (Note 5(a)) pursuant to which the Company has recorded a financial guarantee liability of $182,200 based on its best estimate of potential future loss.